LOCAL AND FOREIGN CURRENCY - Non-Current Assets (Details) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
NON-CURRENT ASSETS
Other non-current financial assets	$ 169,420,303	$ 93,316,339
Other non-current, non-financial assets	79,746,695	59,412,482
Non-current accounts receivable	335,723	371,401
Non-current account receivables	292,931	108,021
Investments accounted for under the equity method	85,192,710	91,799,267	$ 92,344,598
Intangible assets other than goodwill	693,383,630	695,926,565	671,778,888
Goodwill	144,681,420	122,103,802	129,023,922
Property, plant and equipment	1,097,773,572	872,388,811	798,221,259	$ 716,379,127
Deferred tax assets	7,081,549	4,323,174
Total Non-Current Assets	2,277,908,533	1,939,749,862	$ 1,848,971,215
United States of America, Dollars
NON-CURRENT ASSETS
Other non-current financial assets	24,195,386	19,030,656
Other non-current, non-financial assets		609,042
Intangible assets other than goodwill	3,959,421	3,959,421
Total Non-Current Assets	28,154,807	23,599,119
EUR
NON-CURRENT ASSETS
Property, plant and equipment		2,429,848
Total Non-Current Assets		2,429,848
UF
NON-CURRENT ASSETS
Other non-current financial assets	1,216,865	1,216,865
Other non-current, non-financial assets	431,216	17,154
Non-current accounts receivable		225,323
Total Non-Current Assets	1,648,081	12,775,351
CLP
NON-CURRENT ASSETS
Other non-current financial assets	62,774,079	53,832,722
Other non-current, non-financial assets	47,530	55,397
Non-current accounts receivable	212,749	51,752
Non-current account receivables	292,931	108,021
Investments accounted for under the equity method	46,683,997	49,790,788
Intangible assets other than goodwill	318,673,224	312,908,478
Goodwill	9,523,767	9,523,767
Property, plant and equipment	394,341,668	364,462,607
Deferred tax assets	5,028,479	2,592,024
Total Non-Current Assets	837,578,424	782,009,547
BRL
NON-CURRENT ASSETS
Other non-current financial assets	59,298,394	7,935,524
Other non-current, non-financial assets	74,983,744	55,660,553
Investments accounted for under the equity method	38,508,713	42,008,479
Intangible assets other than goodwill	172,991,812	195,313,156
Goodwill	64,670,541	72,810,771
Property, plant and equipment	318,245,367	277,936,537
Total Non-Current Assets	728,698,571	651,665,020
ARS
NON-CURRENT ASSETS
Other non-current financial assets	21,935,579	11,300,572
Other non-current, non-financial assets	2,415,012	1,338,592
Non-current accounts receivable	9,008	136
Intangible assets other than goodwill	9,074,686	5,269,949
Goodwill	62,487,785	32,193,085
Property, plant and equipment	291,160,305	140,055,748
Total Non-Current Assets	387,082,375	190,158,082
PGY
NON-CURRENT ASSETS
Other non-current, non-financial assets	1,869,193	1,731,744
Non-current accounts receivable	113,966	94,190
Intangible assets other than goodwill	188,684,487	178,475,561
Goodwill	7,999,327	7,576,179
Property, plant and equipment	94,026,232	87,504,071
Deferred tax assets	2,053,070	1,731,150
Total Non-Current Assets	$ 294,746,275	$ 277,112,895